DEFERRED CONSIDERATION	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
DEFERRED CONSIDERATION	DEFERRED CONSIDERATION
OddsJam Deferred Consideration

The table below sets out the movement in the deferred consideration liability relating to the OddsJam Acquisition (see Note 5) for the six months ended June 30, 2026:

Balance at January 1, 2026	39,853
Settlement – 2025 performance amount (cash)	(3,852)
Unwinding of discount (Note 21)	1,239
Early settlement – 30% of 2026 performance amount (cash)	(10,761)
Balance at June 30, 2026	26,479

At December 31, 2025, following the reclassification of the OddsJam contingent consideration on December 19, 2025, the total deferred consideration balance of $39,853 comprised a non-current portion of $34,929 due for payment on April 1, 2027, and a current portion of $4,924, of which $3,852 was due in January 2026 and the remaining balance of $1,072 in November 2026.

The Company settled the final portion of the 2025 performance amount of $3,852 in cash to the sellers of OddsJam in January 2026. The payment was reflected in the Interim Condensed Consolidated Statements of Cash Flows partly within investing activities, being the original estimate of the fair value of $1,679, and partly within operating activities, being the portion related to the fair value movement after the acquisition of $2,173.

The Company made an early-settlement payment equal to 30% of the 2026 performance amount in cash per the OddsJam Merger Agreement Amended (the "Early Election"), with the cash consideration paid across April and May 2026. In accordance with the contractual terms, the cash portion was discounted at an annualized rate of 10%, calculated on a 365-day basis for the actual number of days elapsed between the Early Election and the original due date of April 1, 2027, resulting in an effective discount of 9.21%. The 30% tranche settled, with a carrying amount of $10,761, was derecognized and the difference between that carrying amount and the $10,435 cash consideration paid was recognized as a gain of $326 within Finance income. The payment was reflected in the Interim Condensed Consolidated Statements of Cash Flows partly within investing activities, being the original estimate of the fair value of $2,583, partly within operating activities, being the portion related to the fair value movement after the acquisition of $7,611, and partly within financing activities, being $241 of interest accreted on the discounted carrying amount of the Early Election consideration.

For the six months ended June 30, 2026, unwinding of the discount on the deferred consideration payable in connection with the OddsJam Acquisition amounted to $1,239. As a result, the deferred consideration balance at June 30, 2026 was $26,479, payable in full on April 1, 2027. As this settlement date falls within twelve months of the reporting date, the entire balance has been classified as current. The Company expects to incur financial expenses related to the deferred consideration payable in connection with the OddsJam Acquisition until March 2027, and retains the option, but not the obligation, to settle the remaining balance entirely in ordinary shares. Refer to Note 5 for the full discussion of the OddsJam Acquisition.

Freebets.com Assets Deferred Consideration

In April 2025, the Company settled the final deferred payment of $11,178 in cash for the acquisition of Freebets.com and related assets (the “Freebets.com Assets”). The payment was reflected in the Interim Condensed Consolidated Statement of Cash Flows partly within investing activities of $10,503, and partly within the financing activities of $675.

RotoWire Deferred Consideration

In March 2025, the Company settled the final deferred payment of $300 in cash to the former shareholders of Roto Sports, Inc., the operator of RotoWire.com (“RotoWire”). This concludes all outstanding obligations in connection with the 2022 acquisition of 100% of the issued and outstanding equity interests of RotoWire. The payment is reported within investing activities in the Interim Condensed Consolidated Statements of Cash Flows.